Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Reportable Segments

Year ended December 31, 2025	Caraíba (Brazil)	Tucumã (Brazil)	Xavantina (Brazil)	Corporate and Other	Consolidated

Revenue	$358,289	$261,447	$166,108	$—	$785,844

Cost of production	(188,765)	(65,193)	(37,900)	—	(291,858)
Depreciation and depletion	(76,478)	(17,360)	(20,325)	—	(114,163)
Sales expense	(8,139)	(20,143)	(5,842)	—	(34,124)
Other expense	(1,070)	—	—	—	(1,070)
Cost of sales	(274,452)	(102,696)	(64,067)	—	(441,215)

Gross profit	83,837	158,751	102,041	—	344,629

Expenses
General and administrative	(20,198)	(10,202)	(6,736)	(12,315)	(49,451)
Share-based compensation	—	—	—	(24,580)	(24,580)
Operating income (loss)	$63,639	$148,549	$95,305	$(36,895)	$270,598

Capital expenditures(1)	176,577	47,119	28,038	21,308	273,042

Assets
Current	$82,230	$91,466	$90,087	$12,429	276,212
Non-current	1,015,424	476,957	119,617	35,668	1,647,666
Total Assets	$1,097,654	$568,423	$209,704	$48,097	$1,923,878
Total Liabilities	$152,880	$37,099	$176,287	$619,750	$986,016

(1)    Capital expenditures include additions to mineral properties, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs, capitalized depreciation expense, capitalized borrowing costs, and additions of right-of-use assets.

During the year ended December 31, 2025, the Company had seven significant customers (December 31, 2024 - six), including four copper customers (December 31, 2024 - four) and three gold customers (December 31, 2024 - two).

Year ended December 31, 2024	Caraíba (Brazil)	Tucumã (Brazil)	Xavantina (Brazil)	Corporate and Other	Consolidated

Revenue	$311,777	$31,179	$127,303	$—	$470,259

Cost of production	(158,006)	(4,805)	(30,055)	—	(192,866)
Depreciation and depletion	(65,194)	(149)	(20,390)	—	(85,733)
Sales expense	(7,443)	(1,695)	(1,969)	—	(11,107)
Cost of sales	(230,643)	(6,649)	(52,414)	—	(289,706)

Gross profit	81,134	24,530	74,889	—	180,553

Expenses
General and administrative	(26,044)	(2,172)	(6,545)	(14,837)	(49,598)
Share-based compensation	—	—	—	(9,983)	(9,983)
Write-down of exploration and evaluation asset	(1,299)	—	—	(10,752)	(12,051)
Operating income (loss)	$53,791	$22,358	$68,344	$(35,572)	$108,921

Capital expenditures(1)	165,681	126,782	24,625	7,847	324,935

Assets
Current	$65,116	$16,600	$12,691	$47,383	141,790
Non-current	818,324	400,889	85,013	12,012	1,316,238
Total Assets	$883,440	$417,489	$97,704	$59,395	$1,458,028
Total Liabilities	$166,730	$40,174	$85,448	$574,602	866,954

(1)    Capital expenditures include additions to mineral properties, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs, capitalized depreciation expense, capitalized borrowing costs, and additions of right-of-use assets.